Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pacific Gas And Electric Company [Member]
Customer advances for construction	$ 108
Reserve for damages	243	222
Environmental reserve	157	242
Compensation	310	345
Net operating loss carryforward	728	327
Other	217	207
Total deferred income tax assets	1,763	1,343
Regulatory balancing accounts	878	1,116
Property related basis differences	6,309	5,236
Income tax regulatory asset	588	509
Other	192	142
Total deferred income tax liabilities	7,967	7,003
Total net deferred income tax liabilities	6,204	5,660
Included in current liabilities	196	113
Included in noncurrent liabilities	6,008	5,547
Utility [Member]
Customer advances for construction	108
Reserve for damages	243	222
Environmental reserve	157	242
Compensation	258	305
Net operating loss carryforward	567	270
Other	180	178
Total deferred income tax assets	1,513	1,217
Regulatory balancing accounts	878	1,116
Property related basis differences	6,301	5,234
Income tax regulatory asset	588	509
Other	105	135
Total deferred income tax liabilities	7,872	6,994
Total net deferred income tax liabilities	6,359	5,777
Included in current liabilities	199	118
Included in noncurrent liabilities	$ 6,160	$ 5,659